Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Reclamation bonds	$ 199	$ 199
Lease receivable	1,903	81
Other assets	61	66
Total other assets	$ 2,163	$ 346